Dispositions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Oct. 28, 2025
Dispositions [Line Items]
Aggregate merger consideration	1.00%
Gain from realization of contingent sale consideration receivable		$ 125,355
Assumed contract liabilities			$ 43,722
Brokerage commission	$ 7,500
BTG Business [Member]
Dispositions [Line Items]
Cash			$ 125,000